Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Component of Income Tax Expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2015, 2016 and 2017:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Current tax expenses	15,371	21,919	15,571
Deferred tax recovery	—	(7,118)	(11,296)

Income tax expenses	15,371	(14,801)	(4,275)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	%	%	%
	(Restated)	(Restated)
PRC statutory tax rate	25.0	25.0	25.0
Effect of overseas tax-exempt entities	(13.7)	(59.4)	(15.5)
Effect of tax holidays	6.3	16.9	(3.1)
Effect of lower tax rate entities	(0.5)	(0.2)	(0.1)
Permanent book-tax differences	(17.1)	1.6	(0.5)
Changes in valuation allowance	(33.1)	(0.7)	(4.3)
Change of tax rate	—	(0.7)	(3.0)
Withholding tax	—	(0.2)	(0.3)
Effective tax rate	(33.1)	(17.7)	(1.8)

Schedule Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Deferred tax assets
Education expense	150	49	10

Advertising expense	—	—	179

Provision for bad debt	293	3,148	7,186

Accrued expense	216	253	159

Charitable donation	—	—	910

Capitalized R&D in PRC tax return	5,641	6,123	13,160

Intangible assets under PRC Law	794	1,218	1,364

Loss carry-forward	15,207	19,236	28,747

Total deferred tax assets	22,301	30,027	51,715
Less: Valuation allowance	22,301	22,909	33,323

Total deferred tax assets, net	—	7,118	18,392

Deferred tax liabilities	—	—	—

Intangible assets from acquisitions	—	—	249

Total deferred tax liabilities, net	—	—	249

Changes in Valuation Allowance

The changes in valuation allowance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Balance at beginning of the year	19,249	22,301	22,909
Provision	3,052	608	10,414

Balance at end of the year	22,301	22,909	33,323